Acquisitions - Business Combination - Narrative (Details) $ in Thousands			3 Months Ended	6 Months Ended
	Apr. 04, 2022 USD ($) LOCATION shares	Mar. 14, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)
Business Acquisition [Line Items]
Consideration transferred, equity interests issued and issuable		$ 30,000
STORE Master Funding XVIII, LLC [Member]
Business Acquisition [Line Items]
Asset Acquisition, Consideration Transferred	$ 25,800
Hollandia Produce Group, Inc. (Pete's)
Business Acquisition [Line Items]
Percentage of shares acquired	100.00%
Number of retail locations | LOCATION	10,000
Payments to acquire businesses	$ 92,500
Number of shares issued (in shares) | shares	5,654,600
Consideration transferred, equity interests issued and issuable	$ 50,900
Acquisition related costs			$ 344,000	$ 4,245,000
Revenue of acquiree since acquisition date			5,839
Net loss of acquiree since acquisition date			$ (2,429)
Customer Relationships [Member] | Hollandia Produce Group, Inc. (Pete's)
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life	16 years
Trade Names [Member] | Hollandia Produce Group, Inc. (Pete's)
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life	7 years
Noncompete Agreements [Member] | Hollandia Produce Group, Inc. (Pete's)
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life	18 months